Investments in joint ventures and associates (Tables)	12 Months Ended
Mar. 31, 2026
Investments accounted for using equity method [abstract]
Disclosure of joint ventures

	2026			2025
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	174	434	608	158	1,262	1,420
Exchange adjustments	(17)	30	13	(4)	(46)	(50)
Additions	23	4	27	23	93	116
Share of post-tax results for the year	15	61	76	11	62	73
Impairment	—	—	—	—	(303)	(303)
Dividends received	(18)	(82)	(100)	(18)	(53)	(71)
Disposals	—	—	—	(1)	—	(1)
Reclassification to held for sale (note 10)	—	—	—	—	(582)	(582)
Other movements	—	—	—	5	1	6
Share of net assets at 31 March	177	447	624	174	434	608
The following table describes the Group’s material joint ventures and associates at 31 March 2026:

Joint venture[1]	% stake
BritNed Development Limited[1]	50%	BritNed is a joint venture with the Dutch transmission system operator, TenneT, and operates the subsea electricity interconnector between Great Britain and the Netherlands, commissioned in 2011.
Nemo Link Limited[1]	50%	Nemo is a joint venture with the Belgian transmission operator, Elia, and operates the subsea electricity interconnector between Great Britain and Belgium, which became operational in 2019.
1.The joint ventures have reporting periods ending on 31 December with monthly management reporting information provided to the Group.
Summarised financial information as at 31 March, together with the carrying amount of material investments, is as follows:

	BritNed Development Limited		Nemo Link Limited
	2026	2025	2026	2025
	£m	£m	£m	£m
Statement of financial position
Non-current assets	338	352	448	447
Cash and cash equivalents	65	76	128	118
All other current assets	59	48	11	8
Non-current liabilities	(38)	(51)	(25)	(3)
Non-current financial liabilities	(33)	(32)	(11)	(32)
Current liabilities	(44)	(39)	(103)	(109)
Net assets	347	354	448	429

Carrying amount of the Group’s investment	174	177	224	215

	BritNed Development Limited		Nemo Link Limited
	2026	2025	2026	2025
	£m	£m	£m	£m
Income statement
Revenue	151	108	108	102
Depreciation and amortisation	(16)	(16)	(24)	(23)
Other costs	(20)	(23)	(16)	(16)
Operating profit	115	69	68	63
Net interest (expense)/income	(2)	(1)	1	1
Profit before tax	113	68	69	64
Income tax expense	(26)	(18)	(17)	(16)
Profit for the year	87	50	52	48
Group’s share of post-tax results for the year	44	25	26	24

Disclosure of associates

	2026			2025
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	174	434	608	158	1,262	1,420
Exchange adjustments	(17)	30	13	(4)	(46)	(50)
Additions	23	4	27	23	93	116
Share of post-tax results for the year	15	61	76	11	62	73
Impairment	—	—	—	—	(303)	(303)
Dividends received	(18)	(82)	(100)	(18)	(53)	(71)
Disposals	—	—	—	(1)	—	(1)
Reclassification to held for sale (note 10)	—	—	—	—	(582)	(582)
Other movements	—	—	—	5	1	6
Share of net assets at 31 March	177	447	624	174	434	608
The following table describes the Group’s material joint ventures and associates at 31 March 2026:

Joint venture[1]	% stake
BritNed Development Limited[1]	50%	BritNed is a joint venture with the Dutch transmission system operator, TenneT, and operates the subsea electricity interconnector between Great Britain and the Netherlands, commissioned in 2011.
Nemo Link Limited[1]	50%	Nemo is a joint venture with the Belgian transmission operator, Elia, and operates the subsea electricity interconnector between Great Britain and Belgium, which became operational in 2019.
1.The joint ventures have reporting periods ending on 31 December with monthly management reporting information provided to the Group.
Summarised financial information as at 31 March, together with the carrying amount of material investments, is as follows:

	BritNed Development Limited		Nemo Link Limited
	2026	2025	2026	2025
	£m	£m	£m	£m
Statement of financial position
Non-current assets	338	352	448	447
Cash and cash equivalents	65	76	128	118
All other current assets	59	48	11	8
Non-current liabilities	(38)	(51)	(25)	(3)
Non-current financial liabilities	(33)	(32)	(11)	(32)
Current liabilities	(44)	(39)	(103)	(109)
Net assets	347	354	448	429

Carrying amount of the Group’s investment	174	177	224	215

	BritNed Development Limited		Nemo Link Limited
	2026	2025	2026	2025
	£m	£m	£m	£m
Income statement
Revenue	151	108	108	102
Depreciation and amortisation	(16)	(16)	(24)	(23)
Other costs	(20)	(23)	(16)	(16)
Operating profit	115	69	68	63
Net interest (expense)/income	(2)	(1)	1	1
Profit before tax	113	68	69	64
Income tax expense	(26)	(18)	(17)	(16)
Profit for the year	87	50	52	48
Group’s share of post-tax results for the year	44	25	26	24

Disclosure of aggregate information of associates and joint venture	The aggregate information of associates and joint ventures that are not individually material is as follows:

	2026	2025
	£m	£m
Share of post-tax results for the year	6	24
Impairment	—	(303)
Share of total comprehensive income	6	(279)
Aggregate carrying value of the Group’s interests	226	216